UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  December 31, 1999

If amended report check here:  [  ]

Institutional Investment Manager Filing this Report:
Name:     Blackhill Capital, Inc.
Address:  161 Madison Avenue
          Morristown, New Jersey 07960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it s understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:   Cary M. Schwartz
Title:  President
Phone:  (973) 984-7014

Signature, Place, and Date of Signing:

CARY M. SCHWARTZ, Morristown, New Jersey, January 10, 2000

I am signing this report as required by the Securities Exchange Act of 1934.




FORM 13F

















Name of Issuer
Class
CUSIP
ValueX1000
Shares
Discretion
Sole Voting Auth.







Williams-Sonoma
Common
969904-10-1
$62,437,824
1,357,344
Sole
1,357,344
Bristol-Myers Squibb
Common
110122-10-8
$39,519,602
615,690
Sole
615,690
General Electric
Common
369604-10-3
$34,325,871
221,815
Sole
221,815
Pfizer
Common
717081-10-3
$24,901,782
767,685
Sole
767,685
Time Warner
Common
887315-10-9
$22,778,437
315,000
Sole
315,000
Lucent Technologies
Common
549463-10-7
$21,991,500
293,220
Sole
293,220
Warner Lambert
Common
934488-10-7
$20,329,513
248,110
Sole
248,110
Eli Lilly
Common
532457-10-8
$20,209,483
303,902
Sole
303,902
Gillette
Common
375766-10-2
$14,619,338
354,946
Sole
354,946
Kimberly-Clark
Common
494368-10-3
$14,226,112
217,400
Sole
217,400
Merck
Common
589331-10-7
$12,443,125
185,200
Sole
185,200
American Home Products
Common
026609-10-7
$11,525,370
293,640
Sole
293,640
Schering Plough
Common
806605-10-1
$10,819,609
255,330
Sole
255,330
Johnson & Johnson
Common
478160-10-4
$10,103,637
108,350
Sole
108,350
Hartford Financial
Common
45068H-10-6
$10,041,131
211,950
Sole
211,950
Eastman Kodak
Common
277461-10-9
$9,689,062
146,250
Sole
146,250
Procter & Gamble
Common
742718-10-9
$6,944,948
63,388
Sole
63,388
Baxter International
Common
071813-10-9
$6,432,000
102,400
Sole
102,400
BP Amoco
Common
055622-10-4
$6,113,814
103,078
Sole
103,078
Atlantic Richfield
Common
048825-10-1
$6,055,000
70,000
Sole
70,000
Disney
Common
254687-10-6
$5,955,300
203,600
Sole
203,600
Abbott Labs
Common
002824-10-0
$5,936,876
163,494
Sole
163,494
ExxonMobil
Common
30231G-10-2
$5,317,689
66,007
Sole
66,007
Lehman Brothers
Common
524908-10-0
$4,657,812
55,000
Sole
55,000
Kinder Morgan Energy
Ltd Ptnsp
29356N-10-8
$4,342,650
104,800
Sole
104,800
Loews
Common
540424-10-8
$4,248,125
70,000
Sole
70,000
Smithkline Beecham
Common
832378-30-1
$3,847,500
60,000
Sole
60,000
Automatic Data Proc,
Common
053015-10-3
$3,264,825
60,600
Sole
60,600
Sigma-Aldrich
Common
826552-10-1
$3,156,562
105,000
Sole
105,000
Microsoft
Common
594918-10-4
$2,786,122
23,864
Sole
23,864
Xerox
Common
984121-10-3
$2,722,500
120,000
Sole
120,000
Alza
Common
022615-10-8
$2,676,512
77,300
Sole
77,300
Pepsico
Common
713448-10-8
$2,516,850
71,400
Sole
71,400
Caterpillar
Common
149123-10-1
$2,353,360
50,005
Sole
50,005
Lillian Vernon
Common
532430-10-5
$2,110,323
189,692
Sole
189,692
Pharmacia & Upjohn
Common
716941-10-9
$1,800,000
40,000
Sole
40,000
Unocal
Common
915289-10-2
$1,736,859
51,750
Sole
51,750
Texaco
Common
881694-10-3
$1,629,375
30,000
Sole
30,000
Sara Lee
Common
803111-10-3
$1,544,375
70,000
Sole
70,000
S&P 500 Index Spyders
Index
78462F-10-3
$1,523,828
10,375
Sole
10,375
CBS
Common
12490K-10-7
$946,914
14,810
Sole
14,810
Tiffany
Common
886547-10-8
$892,500
10,000
Sole
10,000
Dell Computer
Common
247025-10-9
$818,550
16,050
Sole
16,050
Yahoo
Common
984332-10-6
$757,203
1,750
Sole
1,750
Cisco Systems
Common
17275R-10-2
$725,129
6,769
Sole
6,769
State Street Boston
Common
857473-10-2
$628,337
8,600
Sole
8,600
TC Pipelines
Common
87233Q-10-8
$621,500
44,000
Sole
44,000
CK Witco
Common
12562C-10-8
$556,253
41,589
Sole
41,589
Archstone Communities
Common
814141-10-7
$554,914
27,069
Sole
27,069
Buckeye Partners
Ltd Ptnsp
118230-10-1
$478,400
18,400
Sole
18,400
IBM
Common
459200-10-1
$428,264
3,970
Sole
3,970
America Online
Common
02364J-10-4
$409,727
5,400
Sole
5,400
Northern Border Ptnrs
Ltd Ptnsp
664785-10-2
$381,800
16,600
Sole
16,600
Citigroup
Common
172967-10-1
$349,885
6,283
Sole
6,283
United Water Res.
Common
913190-10-4
$341,875
10,000
Sole
10,000
Lakehead Pipeline
Ltd Ptnsp
511577-10-0
$215,837
6,200
Sole
6,200
Berkshire Hathaway B
Common
084670-20-7
$210,450
115
Sole
115
American Intl Group
Common
026874-10-7
$202,734
1875
Sole
1875